Quarterly Holdings Report
for
Fidelity® Health Savings Index Fund
June 30, 2022
HSI-NPRT3-0822
1.9897518.102
Equity Funds - 28.7%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	31,088	319,900
Fidelity Emerging Markets Index Fund (a)	81,580	818,246
Fidelity International Index Fund (a)	22,695	903,927
Fidelity Real Estate Index Fund (a)	11,749	188,335
Fidelity Total Market Index Fund (a)	33,308	3,501,007
TOTAL EQUITY FUNDS (Cost $6,097,116)		5,731,415

Fixed-Income Central Funds - 13.1%
	Shares	Value ($)
Investment Grade Fixed-Income Funds - 13.1%
Fidelity Inflation-Protected Bond Index Central Fund (b) (Cost $2,820,366)	26,014	2,618,293

Money Market Central Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 1.58% (c) (Cost $11,694)	11,691	11,694

Investment Companies - 16.2%
	Shares	Value ($)
Invesco Senior Loan ETF	37,415	758,402
iShares iBoxx $ High Yield Corporate Bond ETF	2,944	216,708
iShares JPMorgan USD Emerging Markets Bond ETF	21,626	1,845,130
iShares MSCI USA Minimum Volatility ETF	5,062	355,403
VanEck JP Morgan EM Local Currency Bond ETF	1,763	43,158
TOTAL INVESTMENT COMPANIES (Cost $3,809,230)		3,218,801

Fixed-Income Funds - 41.9%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	395,668	3,600,581
Fidelity Long-Term Treasury Bond Index Fund (a)	215,021	2,479,193
Fidelity U.S. Bond Index Fund (a)	214,464	2,281,894
TOTAL FIXED-INCOME FUNDS (Cost $9,488,469)		8,361,668

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,226,875)	19,941,871
NET OTHER ASSETS (LIABILITIES) - 0.0%	739
NET ASSETS - 100.0%	19,942,610

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 1.58%	210,775	1,240,510	1,439,591	67	-	-	11,694	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	2,419,451	978,830	471,497	209,111	(18,739)	(289,752)	2,618,293	0.4%
Total	2,630,226	2,219,340	1,911,088	209,178	(18,739)	(289,752)	2,629,987

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Commodity Strategy Fund	286,031	215,716	219,031	-	23,346	13,838	319,900
Fidelity Emerging Markets Index Fund	220,417	871,905	139,965	3,828	(958)	(133,153)	818,246
Fidelity International Bond Index Fund	3,740,867	1,384,865	1,104,314	19,305	(75,455)	(345,382)	3,600,581
Fidelity International Index Fund	865,890	669,271	446,481	28,690	(19,958)	(164,795)	903,927
Fidelity Long-Term Treasury Bond Index Fund	1,774,229	1,318,958	153,582	41,876	(8,007)	(452,405)	2,479,193
Fidelity Real Estate Index Fund	247,857	178,633	195,459	4,387	(24,063)	(18,633)	188,335
Fidelity Total Market Index Fund	2,916,306	1,931,550	728,901	42,265	(57,985)	(559,963)	3,501,007
Fidelity U.S. Bond Index Fund	1,797,049	1,869,251	1,085,963	37,395	(66,381)	(232,062)	2,281,894
	11,848,646	8,440,149	4,073,696	177,746	(229,461)	(1,892,555)	14,093,083

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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